Long-Term Debt - Summary Of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturities of Long-term Debt [Abstract]
2022	$ 0
2023	18,000
2024	0
2025	0
2026	0
Thereafter	0
Long-term Debt	$ 18,000	$ 0